Allowance for Loan Losses - Summary of Allowance for Loan Losses by Type (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 14,365		$ 9,593			$ 17,007
Collectively evaluated for impairment	33,156		32,219			31,611
Total allowance	52,426	$ 51,820	47,518	$ 47,153	$ 56,069	55,864	$ 71,878
Financing Receivable, Net [Abstract]
Individually evaluated for impairment	148,173		101,960			138,075
Collectively evaluated for impairment	5,412,869		5,187,130			4,705,159
Financing receivable	5,896,405		5,692,071			5,424,748
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	2,721		2,528			3,212
Collectively evaluated for impairment	2,640		3,030			3,533
Total allowance	7,495	7,567	8,342	10,277	11,854	11,779	14,761
Financing Receivable, Net [Abstract]
Individually evaluated for impairment	9,669		9,384			8,917
Collectively evaluated for impairment	677,091		649,970			589,104
Financing receivable	885,296		879,971			885,245
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	1,691		1,953			5,095
Collectively evaluated for impairment	11,274		12,034			16,986
Total allowance	15,736	17,722	16,884	17,603	22,292	22,562	30,234
Financing Receivable, Net [Abstract]
Individually evaluated for impairment	62,020		38,457			77,620
Collectively evaluated for impairment	2,138,649		1,874,474			1,623,274
Financing receivable	2,303,297		2,057,456			1,926,828
Commercial non real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	6,894		3,909			5,594
Collectively evaluated for impairment	9,063		6,641			3,897
Total allowance	15,957	14,625	10,550	10,275	11,552	11,222	18,979
Financing Receivable, Net [Abstract]
Individually evaluated for impairment	39,900		28,298			27,527
Collectively evaluated for impairment	1,134,073		1,224,035			1,136,611
Financing receivable	1,187,347		1,266,103			1,191,500
Agriculture
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	3,007		1,152			3,016
Collectively evaluated for impairment	9,215		9,503			6,280
Total allowance	12,222	10,920	10,655	7,903	9,256	9,296	6,906
Financing Receivable, Net [Abstract]
Individually evaluated for impairment	36,407		25,655			23,719
Collectively evaluated for impairment	1,350,998		1,319,343			1,240,281
Financing receivable	1,405,102		1,364,399			1,295,661
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	52		51			90
Collectively evaluated for impairment	137		188			222
Total allowance	189	201	264	430	390	312	542
Financing Receivable, Net [Abstract]
Individually evaluated for impairment	177		166			292
Collectively evaluated for impairment	76,625		85,065			91,178
Financing receivable	79,930		89,899			100,803
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0		0			0
Collectively evaluated for impairment	827		823			693
Total allowance	827	$ 785	823	$ 665	$ 725	693	$ 456
Financing Receivable, Net [Abstract]
Individually evaluated for impairment	0		0			0
Collectively evaluated for impairment	35,433		34,243			24,711
Financing receivable	35,433		34,243			24,711
Receivables acquired with deteriorated credit quality
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	2,843		3,454			7,246
Financing Receivable, Net [Abstract]
Financing receivable	129,520		162,139			226,308
Receivables acquired with deteriorated credit quality | Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	2,134		2,784			5,034
Financing Receivable, Net [Abstract]
Financing receivable	93,277		102,987			129,905
Receivables acquired with deteriorated credit quality | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	709		645			481
Financing Receivable, Net [Abstract]
Financing receivable	27,834		49,202			85,022
Receivables acquired with deteriorated credit quality | Commercial non real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		0			1,731
Financing Receivable, Net [Abstract]
Financing receivable	5,348		6,361			8,179
Receivables acquired with deteriorated credit quality | Agriculture
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		0			0
Financing Receivable, Net [Abstract]
Financing receivable	1,595		1,746			0
Receivables acquired with deteriorated credit quality | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		25			0
Financing Receivable, Net [Abstract]
Financing receivable	1,466		1,843			3,202
Receivables acquired with deteriorated credit quality | Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		0			0
Financing Receivable, Net [Abstract]
Financing receivable	0		0			0
Receivables acquired without deteriorated credit quality
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	2,062		2,252			0
Financing Receivable, Net [Abstract]
Financing receivable	205,843		240,842			355,206
Receivables acquired without deteriorated credit quality | Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		0			0
Financing Receivable, Net [Abstract]
Financing receivable	105,259		117,630			157,319
Receivables acquired without deteriorated credit quality | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	2,062		2,252			0
Financing Receivable, Net [Abstract]
Financing receivable	74,794		95,323			140,912
Receivables acquired without deteriorated credit quality | Commercial non real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		0			0
Financing Receivable, Net [Abstract]
Financing receivable	8,026		7,409			19,183
Receivables acquired without deteriorated credit quality | Agriculture
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		0			0
Financing Receivable, Net [Abstract]
Financing receivable	16,102		17,655			31,661
Receivables acquired without deteriorated credit quality | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		0			0
Financing Receivable, Net [Abstract]
Financing receivable	1,662		2,825			6,131
Receivables acquired without deteriorated credit quality | Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance	0		0			0
Financing Receivable, Net [Abstract]
Financing receivable	$ 0		$ 0			$ 0